Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (574,567)	$ 626,913	$ 565,595	$ (438,681)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	4,534	4,375	5,834	5,834
Stock based compensation	63,243	267,403	276,692
Amortization of debt discounts	197,477	192,931	229,698	97,429
Gain loss on change in fair value of derivative liabilities	(160,551)	(490,849)	(609,622)	(226,278)
Gain on forgiveness of SBA loan		(32,851)	(32,851)
Gain on settlement of debt		(998,284)	(998,284)
Gain on disposal of fixed asset		(5,000)	(5,000)
Changes in assets and liabilities:
Prepaid expenses	8,544	23,620	31,276	(8,251)
Accounts payable and accrued expenses	37,017	(18,505)	(3,940)	(7,177)
Accrued interest				10,716
Cash flows used in operating activities:	(424,303)	(430,247)	(540,602)	(511,448)
Cash flows from investing activities:
Proceeds from sale of equipment		5,000	5,000
Cash flows provided by investing activities:		5,000	5,000
Cash flows from financing activities:
Proceeds from advances, related party	1,363	19,550	24,550
Repayments of advances, related party		(18,996)	(18,996)
Proceeds from notes payable				32,497
Proceeds from notes payable, related party	35,000		50,000
Payments on notes payable	(19,058)	(16,346)	(21,996)
Proceeds from convertible promissory notes	80,000	197,000	236,889	285,500
Proceeds from the issuance of common stock and warrants in private placement	999,751	192,030	195,030	287,374
Proceeds from exercise of warrants				2,100
Receipt of subscription receivable	16,368
Net cash provided by financing activities	1,113,424	373,238	465,477	607,471
Increase (decrease) in cash and cash equivalents	689,121	(52,009)	(70,125)	96,023
Cash and cash equivalents, beginning of period	32,616	102,741	102,741	6,718
Cash and cash equivalents, end of period	721,737	50,732	32,616	102,741
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid	1,999	942	942
Supplemental disclosure of non-cash items:
Resolution of derivative liabilities due to debt conversions and untainted warrants	156,309	118,332	144,764	585,957
Reclass of APIC to derivative liabilities for tainted warrants	1,901	734,292	734,294	734,070
Debt discounts due to derivative liabilities	146,368	168,080	192,485	78,165
Common stock issued for conversion of debt and interest	233,280	300,540	374,640	217,540
Expenses paid by related party on behalf of the Company	4,736	4,446	18,096	54,960
Prepaid insurance financed with note payable	24,850	24,750	24,750
Shares issued for settlement of liability		5,000	18,650
Cashless exercise of warrants	16,750	101,100
Non-cash equipment addition	1,908
Non-cash payment on note payable, related party	9,751
Expenses paid on behalf of the Company	$ 17,092
Related Party [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Expenses paid by related parties				$ 54,960